Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	Ryerson Holding Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-34735
Entity Tax Identification Number	26-1251524
Entity Address, Address Line One	227 W. Monroe St.
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	292-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value, 100,000,000 shares authorized
Trading Symbol	RYI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends and restates the Current Report on Form 8-K filed on February 23, 2022 (the “Report”) by Ryerson Holding Corporation to correct a technical error in the link to Exhibit 99.1 to the Report. No other changes are being made to the report.
Entity Central Index Key	0001481582